Business Combination (Details) - Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities	Dec. 31, 2023 USD ($)
Schedule of Fair Value of the Identifiable Assets Acquired and Liabilities [Abstract]
Cash	$ 97,650
Inventories, net	3,538,989
Other current assets	163,009
Right-of-use assets	1,227,673
Deferred tax assets	115,562
Other non-current assets	120,538
Accounts payable – related parties	(3,752,571)
Other current liabilities	(780,423)
Other non-current liabilities	(828,960)
Net assets acquired	(98,533)
Goodwill on acquisition	1,023,533
Total consideration	$ 925,000